UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/31/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 31, 2015 Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—99.0%
Alabama—3.2%
$340,000	AL Public Hsg. Authority, Series B1	4.450%		01/01/2024	09/30/2015	A	$340,700
25,000	AL Water Pollution Control Authority (Revolving Fund)[1]	4.000		08/15/2018	02/15/2016	A	25,401
5,045,000	Jefferson County, AL GO1	5.000		04/01/2023	09/30/2015	A	5,045,908
75,000	Jefferson County, AL GO1	5.000		04/01/2018	09/30/2015	A	75,084
655,000	Jefferson County, AL GO1	5.250		04/01/2017	09/30/2015	A	655,760
30,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2023	09/30/2015	A	30,185
375,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		01/01/2022	09/30/2015	A	377,306
3,335,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		01/01/2021	09/30/2015	A	3,355,510
765,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000		01/01/2024	09/30/2015	A	769,705
1,200,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2019	09/30/2015	A	1,207,380
1,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2018	09/30/2015	A	1,730,578
1,700,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2016	09/30/2015	A	1,710,455
135,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		02/15/2016	09/30/2015	A	135,830
2,815,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2019	09/30/2015	A	2,832,312
2,250,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		01/01/2021	09/30/2015	A	2,263,838
570,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2020	09/30/2015	A	573,506
170,000	Jefferson County, AL School Warrants[1]	5.500		02/15/2020	09/30/2015	A	170,530
							21,299,988

Arizona—2.4%
3,000,000	AZ Sports & Tourism Authority (Professional Baseball Training Facilities)[1]	5.000		07/01/2016	07/01/2016		3,078,720
3,135,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500		05/01/2019	12/02/2017	B	3,323,445
8,125,000	Pima County, AZ IDA Floaters[1]	0.300	[2]	03/01/2030	09/07/2015	A	8,125,000
20,000	Surprise, AZ Municipal Property Corp.[1,3]	4.700		04/01/2022	10/01/2015	A	20,072
1,160,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)[1]	3.900		09/01/2024	11/14/2021	B	1,169,628
							15,716,865

Arkansas—0.0%
25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)	5.250		11/01/2019	09/30/2015	A	25,105

1 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arkansas (Continued)
$10,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)[1]	5.500%	12/01/2016	11/30/2015	A	$10,000
						35,105

California—17.9%
12,965,000	Alhambra, CA COP (Police Facilities)[1,3]	6.750	09/01/2023	02/09/2020	B	14,867,354
1,160,000	Anaheim, CA Public Financing Authority[1,3]	6.000	09/01/2016	03/12/2016	B	1,191,598
45,000	Antelope Valley, CA Healthcare District	5.200	01/01/2017	09/30/2015	A	45,188
20,000	Barstow, CA Redevel. Agency[1]	4.700	09/01/2022	09/30/2015	A	20,059
475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		524,571
450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		495,688
100,000	Benicia, CA Water	4.150	11/01/2015	09/30/2015	A	100,343
50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)[1]	4.500	09/01/2017	03/01/2016	A	50,913
50,000	Bonny Doon, CA Union Elementary School District	4.625	06/01/2016	09/30/2015	A	50,183
75,000	CA College of the Sequoias Community College District COP[1]	4.750	05/01/2026	09/30/2015	A	75,208
65,000	CA County Tobacco Securitization Agency[1]	4.250	06/01/2021	01/05/2019	B	64,584
100,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	11/30/2015	A	99,997
55,000	CA Dept. of Transportation COP	5.250	03/01/2016	09/30/2015	A	55,239
5,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	09/30/2015	A	5,019
10,000	CA GO1	5.750	11/01/2017	11/01/2015	A	10,095
20,000	CA GO1	5.250	10/01/2016	10/01/2015	A	20,087
5,000	CA GO	4.750	02/01/2018	09/30/2015	A	5,019
10,000	CA GO	4.750	02/01/2016	09/30/2015	A	10,039
50,000	CA Municipal Finance Authority Charter School (John Adams Academics)[1]	5.400	10/01/2016	03/18/2016	B	50,028
8,390,000	CA Public Works[1,3]	6.500	09/01/2017	09/17/2016	B	8,893,316
15,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	09/30/2015	A	15,058
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	09/30/2015	A	75,316
20,000	CA Public Works (California Community Colleges)	4.875	12/01/2018	09/30/2015	A	20,073
150,000	CA Public Works (California Community Colleges)	4.875	12/01/2017	09/30/2015	A	150,550
25,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	09/30/2015	A	25,097
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	09/30/2015	A	100,409

2 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$50,000	CA Public Works (California State University)	5.500%		09/01/2015	09/01/2015		$50,000
250,000	CA Public Works (California State University)	5.000		09/01/2015	09/01/2015		250,000
150,000	CA Public Works (California State University)	5.250		10/01/2015	10/01/2015		150,642
25,000	CA Public Works (Dept. of Corrections)	5.500		10/01/2019	09/30/2015	A	25,107
25,000	CA Public Works (Dept. of Forestry)	4.875		10/01/2018	09/30/2015	A	25,096
10,000	CA Public Works (Dept. of General Services Mission Valley)[1]	4.500		03/01/2016	09/30/2015	A	10,035
5,000	CA Public Works (Dept. of General Services)	5.000		06/01/2022	09/30/2015	A	5,019
10,000	CA Public Works (Dept. of General Services)	4.900		03/01/2022	09/30/2015	A	10,037
60,000	CA Public Works (Dept. of General Services)	4.600		03/01/2017	09/30/2015	A	60,215
100,000	CA Public Works (Dept. of Youth Authority)	5.500		10/01/2017	09/30/2015	A	100,441
35,000	CA Public Works (Dept. of Youth Authority)	4.700		12/01/2016	09/30/2015	A	35,130
60,000	CA Public Works (State Universities)	5.500		12/01/2018	09/30/2015	A	60,265
50,000	CA Public Works (Various Community Colleges)	4.875		12/01/2018	09/30/2015	A	50,183
550,000	CA Public Works (Various Community Colleges)[1]	5.625		03/01/2019	09/30/2015	A	557,568
10,000	CA Public Works (Various Community Colleges)	5.625		03/01/2016	09/30/2015	A	10,045
875,000	CA Statewide CDA (588 Charleston Project)[1]	5.000		11/01/2019	12/14/2017	B	942,672
2,000,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000		09/02/2022	07/03/2020	B	2,176,740
4,510,000	CA Statewide CDA (Cottage Health System) Floaters	0.320	[2]	11/01/2043	09/07/2015	A	4,510,000
5,000	CA Statewide CDA (Del Norte Clinics)[1]	4.650		12/01/2018	09/30/2015	A	5,018
30,000	CA Statewide CDA Water & Wastewater	4.600		10/01/2015	09/30/2015	A	30,098
15,000	CA Statewide CDA Water & Wastewater[1]	4.500		10/01/2023	09/30/2015	A	15,029
10,000	CA Statewide CDA Water & Wastewater	4.900		10/01/2017	09/30/2015	A	10,040
20,000	CA Statewide CDA Water & Wastewater	4.900		10/01/2018	09/30/2015	A	20,079
5,000	CA Water Resource Devel. GO, Series L	4.500		08/01/2018	09/30/2015	A	5,018
20,000	CA Water Resource Devel. GO, Series L	4.500		08/01/2016	09/30/2015	A	20,073
25,000	CA Water Resource Devel. GO, Series M	4.000		10/01/2018	09/30/2015	A	25,076
30,000	CA Water Resource Devel. GO, Series N	5.500		06/01/2016	09/30/2015	A	30,136
35,000	CA Water Resource Devel. GO, Series Q	4.750		03/01/2021	09/30/2015	A	35,133

3 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$40,000	CA Water Resource Devel. GO, Series Q	4.750%		03/01/2018	09/30/2015	A	$40,154
35,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.750		09/01/2015	09/01/2015		35,000
15,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.900		09/01/2018	09/30/2015	A	15,168
80,000	Castaic, CA Union School District	3.892	[4]	05/01/2018	06/08/2017	B	72,865
405,000	Cerritos, CA Public Financing Authority[1]	5.000		11/01/2018	11/01/2017	A	446,298
55,000	Chico, CA Public Financing Authority[1]	4.875		04/01/2017	09/30/2015	A	55,177
300,000	Chula Vista, CA COP (Civic Center)[1]	4.250		03/01/2020	10/05/2015	A	302,670
10,000	Clovis, CA Public Financing Authority (Refuse Landfill)[1]	5.000		09/01/2018	09/23/2015	A	10,023
250,000	Compton, CA Unified School District	3.000	[4]	06/01/2016	06/01/2016		248,998
10,000	Coronado, CA Community Devel. Agency Tax Allocation[1]	4.250		09/01/2017	09/30/2015	A	10,026
5,000	Del Mar, CA COP Sewer System[1]	5.000		09/01/2015	09/01/2015		5,000
200,000	Duarte, CA Redevel. Agency Tax Allocation[1]	4.000		10/01/2016	10/01/2015	A	204,550
3,000,000	Eureka, CA Union School District	3.358	[4]	08/01/2018	08/24/2017	B	2,774,400
95,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500		10/01/2017	10/01/2015	A	95,343
240,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	4.750		09/01/2026	09/30/2015	A	240,288
300,000	Fresno, CA GO	4.600		08/15/2016	09/30/2015	A	300,612
90,000	Fresno, CA Joint Powers Financing Authority[1]	4.750		04/01/2023	04/01/2018	A	92,077
3,845,000	Fresno, CA Sewer System[1,3]	5.250		09/01/2019	03/27/2017	B	4,095,463
4,545,000	Fullerton, CA Public Financing Authority[1]	5.000		09/01/2024	03/01/2016	A	4,644,990
90,000	Glendora, CA Public Finance Authority (Glendora Community Redevel. Agency)	4.100		09/01/2015	09/01/2015		90,000
610,000	Imperial, CA PFA (Wastewater Facility)	5.000		10/15/2020	10/15/2020		695,174
580,000	Imperial, CA PFA (Wastewater Facility)	5.000		10/15/2019	10/15/2019		652,129
845,000	Imperial, CA PFA (Water Facility)	5.000		10/15/2019	10/15/2019		950,084
885,000	Imperial, CA PFA (Water Facility)	5.000		10/15/2020	10/15/2020		1,008,573
75,000	Industry, CA GO1	4.250		01/01/2020	09/30/2015	A	75,625
15,000	Industry, CA Sales Tax[1]	4.250		01/01/2021	09/30/2015	A	15,140
25,000	Industry, CA Sales Tax[1]	4.000		01/01/2018	09/30/2015	A	25,152
50,000	Industry, CA Sales Tax[1]	4.125		01/01/2019	09/30/2015	A	50,356
180,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)	5.250		12/01/2016	09/30/2015	A	180,675
105,000	Lincoln, CA Public Financing Authority[1]	4.250		08/01/2017	09/30/2015	A	105,255
10,000	Lodi, CA Wastewater System[1]	4.750		10/01/2024	09/30/2015	A	10,016
1,500,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000		11/15/2015	11/15/2015		1,513,590
8,945,000	Los Angeles County, CA Community Devel. Properties[1]	0.300	[2]	09/01/2042	09/07/2015	A	8,945,000

4 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$25,000	Los Angeles, CA State Building Authority	5.500%		10/01/2016	09/30/2015	A	$25,106
60,000	Madera County, CA COP (Valley Children’s Hospital)	4.750		03/15/2018	09/30/2015	A	60,201
25,000	Merced, CA Redevel. Agency Tax Allocation	4.750		12/01/2015	09/30/2015	A	25,070
70,000	Metropolitan Water District of Southern California Linked SAVRS & RIBS[1]	5.750		08/10/2018	10/12/2017	B	76,381
30,000	Modesto, CA COP (Golf Course)	5.000		11/01/2023	02/29/2020	B	31,877
2,500,000	Natomas, CA Unified School District[1]	5.950		09/01/2021	04/14/2018	B	2,750,650
1,000,000	Northern, CA Inyo County Local Hospital District[1]	6.000		12/01/2021	05/26/2019	A	1,134,790
185,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1,3]	7.500		09/02/2020	02/06/2016	A	190,587
9,835,000	Orange County, CA COP (Civic Center Facilities)	3.338	[4]	12/01/2018	06/01/2017	B	8,625,983
50,000	Orinda, CA Union School District	4.700		10/15/2019	09/30/2015	A	50,182
1,115,000	Pasadena, CA COP (Old Pasadena Parking Facility)[1]	6.250		01/01/2018	01/15/2017	B	1,187,319
30,000	Redding, CA Joint Powers Financing Authority[1]	4.000		03/01/2017	09/30/2015	A	30,056
50,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	4.625		09/01/2017	09/30/2015	A	50,146
155,000	Rialto, CA Unified School District	3.875		09/01/2015	09/01/2015		155,000
2,165,000	Riverbank, CA Elementary School District	3.620	[4]	08/01/2018	09/03/2017	B	1,961,209
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000		09/01/2019	09/01/2019		736,547
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000		09/01/2020	09/01/2020		778,831
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000		09/01/2018	09/01/2018		686,108
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000		09/02/2019	09/02/2019		131,948
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000		09/02/2020	09/02/2020		139,456
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000		09/02/2018	09/02/2018		124,548
380,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500		12/01/2021	03/02/2019	B	405,680
70,000	Robla, CA School District[1]	4.000		08/01/2016	09/30/2015	A	70,221
20,000	Rocklin, CA COP (Police Facilities)[1]	4.100		09/01/2017	09/30/2015	A	20,062
265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000		02/15/2016	02/15/2016		269,585
15,000	Sacramento, CA City Financing Authority[1]	4.500		12/01/2019	09/30/2015	A	15,036

5 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$7,065,000	Sacramento, CA City Financing Authority[1]	5.400%	11/01/2020	06/27/2018	B	$7,737,447
65,000	Saddleback Valley, CA Unified School District[3]	5.650	09/01/2017	09/19/2015	A	65,297
730,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500	08/01/2017	02/04/2017	B	768,953
50,000	San Bernardino County, CA Flood Control District	4.500	08/01/2019	09/30/2015	A	50,176
100,000	San Bernardino County, CA Flood Control District	4.000	08/01/2016	09/30/2015	A	100,292
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		225,936
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		163,056
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		27,921
35,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		38,046
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		150,624
5,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2016	10/01/2016		5,254
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		600,760
130,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.600	09/01/2018	09/30/2015	A	130,476
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.700	09/01/2019	09/30/2015	A	50,188
1,545,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	1,649,457
10,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	4.750	08/01/2019	09/30/2015	A	10,022
45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	4.500	12/01/2018	09/30/2015	A	45,160
50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	09/01/2015		50,000
25,000	Santa Barbara, CA Redevel. Agency (Central City)	4.900	03/01/2017	09/30/2015	A	25,081
325,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	12/01/2015	A	329,040
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		414,611
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2020	11/15/2020		682,791
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		334,515
100,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.750	09/01/2022	09/30/2015	A	100,212
70,000	Santa Fe Springs, CA Community Devel. Commission	4.300	09/01/2015	09/01/2015		70,000

6 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$50,000	Santa Fe Springs, CA Community Devel. Commission	4.375%	09/01/2016	09/30/2015	A	$50,166
75,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.500	09/01/2017	09/30/2015	A	75,233
130,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600	09/01/2018	09/30/2015	A	130,376
50,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600	09/01/2019	09/30/2015	A	50,133
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		289,045
10,000	Sonoma, CA Community Devel. Agency Tax Allocation[1]	4.000	12/01/2018	09/30/2015	A	10,014
380,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	12/01/2015	A	379,973
25,000	Stockton, CA Public Financing Authority (Parking)[1]	4.500	09/01/2016	09/01/2016		24,881
65,000	Temecula, CA Redevel. Agency	4.900	08/01/2016	09/30/2015	A	65,172
500,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	4.750	09/01/2015	09/01/2015		500,000
1,067,000	Vallejo, CA Sanitation & Flood Control District[1]	5.000	07/01/2019	01/22/2018	B	1,130,508
520,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/06/2018	A	573,310
230,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/30/2018	C	255,850
70,000	Vista, CA Unified School District[1]	5.000	08/01/2017	09/30/2015	A	70,288
125,000	West Covina, CA Redevel. Agency	4.600	09/01/2015	09/01/2015		125,000
200,000	West Kern County, CA Water District	4.200	06/01/2018	09/30/2015	A	200,646
250,000	Westlands, CA Water District	5.000	09/01/2021	09/01/2021		292,770
250,000	Westlands, CA Water District	5.000	09/01/2022	09/01/2022		296,370
13,630,000	Whittier, CA Health Facilities (PIH/IC/IMC/DRMCH Obligated Group)[1]	4.900	06/01/2026	06/17/2020	A	15,034,572
						117,363,998

Colorado—1.4%
25,000	Adams County, CO Pollution Control (Public Service Company of Colorado)[1]	4.375	09/01/2017	09/30/2015	A	25,085
940,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan/Good Samaritan Society HCBS Obligated Group)[1]	5.250	06/01/2022	06/01/2016	A	964,534
2,320,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan/Good Samaritan Society HCBS Obligated Group)[1]	5.250	06/01/2022	06/01/2016	A	2,405,376
5,000	CO Water Resources & Power Devel. Authority[1]	4.000	11/01/2017	09/30/2015	A	5,014
1,105,000	Larimer County, CO School District No. R-001 Poudre[1]	7.000	12/15/2016	06/25/2016	B	1,154,206
480,000	Larimer County, CO School District No. R-001 Poudre[1]	7.000	12/15/2016	06/25/2016	B	501,374

7 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Colorado (Continued)
$3,720,000	Public Authority for CO (Natural Gas Energy)[1]	5.750%		11/15/2018	07/05/2017	B	$4,035,010
5,000	Weld County, CO School District RE002	5.000		12/01/2021	09/30/2015	A	5,020
							9,095,619

Connecticut—0.0%
25,000	Winchester, CT GO1	4.500		06/01/2019	09/30/2015	A	25,076

District of Columbia—0.2%
625,000	District of Columbia (Kipp Charter School)	5.000		07/01/2023	07/01/2023		711,031
120,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	11/15/2015	A	119,994
120,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	2.600	[4]	10/01/2015	10/01/2015		119,940
							950,965

Florida—1.1%
210,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[3]	5.500		10/01/2022	07/16/2019	B	223,264
230,000	Bonaventure, FL Devel. District Special Assessment[1]	5.125		11/01/2022	09/30/2015	A	230,469
100,000	Brevard County, FL Industrial Devel. Revenue (TUFF Florida Tech)[1]	6.000		11/01/2019	03/23/2018	B	108,132
15,000	Broward County, FL Airport System	4.000		10/01/2019	09/30/2015	A	15,045
45,000	Celebration, FL Community Devel. District[1]	5.125		05/01/2020	09/30/2015	A	45,113
50,000	Fishhawk, FL Community Devel. District[1]	5.250		05/01/2018	09/30/2015	A	50,123
100,000	FL Capital Projects Financing Authority (Florida Universities Student Hsg.)[1]	5.125		10/01/2021	04/24/2020	B	99,875
15,000	FL Dept. of General Services	4.750		09/01/2018	09/30/2015	A	15,058
10,000	FL Dept. of General Services	4.500		09/01/2019	09/30/2015	A	10,036
5,000	FL Education System (State of Florida University Hsg. Facility)	4.500		07/01/2019	09/30/2015	A	5,018
80,000	FL Mid-Bay Bridge Authority[1]	5.950		10/01/2022	10/01/2015	A	80,386
10,000	FL Municipal Loan Council[1]	4.750		11/01/2021	09/30/2015	A	10,020
10,000	FL Municipal Loan Council	5.250		12/01/2015	09/30/2015	A	10,043
75,000	FL State Education System (State of Florida University Hsg.)[1]	5.000		07/01/2019	09/30/2015	A	76,057
25,000	FL Water Pollution Control	4.875		01/15/2017	09/30/2015	A	25,099
55,000	Flagler County, FL School District	5.000		08/01/2018	09/30/2015	A	55,213
5,000	Fort Pierce, FL Utilities Authority	5.375		10/01/2015	10/01/2015		5,022
50,000	Hernando County, FL School Board[1]	4.875		12/01/2018	09/30/2015	A	50,092
130,000	Indian River County, FL Revenue (Spring Training Facility)	5.250		04/01/2017	09/30/2015	A	130,558
3,555,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center/Lakeland Regional Hospital System Obligated Group)[1]	5.000		11/15/2023	11/15/2016	A	3,717,997

8 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$50,000	Marion County, FL GO	4.625%	08/01/2017	09/30/2015	A	$50,184
350,000	Miami, FL (Homeland Defense/Neighborhood)	4.800	01/01/2020	09/30/2015	A	351,092
145,000	Miami, FL GO	5.375	09/01/2015	09/01/2015		145,000
50,000	Miami-Dade County, FL Parks Program[1]	5.000	11/01/2021	11/01/2015	A	50,409
290,000	Miami-Dade County, FL Solid Waste	4.750	10/01/2018	09/30/2015	A	291,108
105,000	Miami-Dade County, FL Solid Waste	5.000	10/01/2019	09/30/2015	A	105,426
100,000	Miami-Dade County, FL Solid Waste	5.500	10/01/2015	10/01/2015		100,456
55,000	Miami-Dade County, FL Solid Waste	5.000	10/01/2018	09/30/2015	A	55,223
5,000	Palm Beach County, FL Health Facilities Authority (Abbey Delray)[1]	6.250	11/15/2015	09/30/2015	A	5,017
365,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	06/29/2019	B	394,850
50,000	Port St. Lucie, FL Community Redevel. Agency[1]	4.250	01/01/2023	09/30/2015	A	50,022
5,000	Port St. Lucie, FL COP (Public Buildings Project)[1]	4.250	09/01/2023	09/30/2015	A	5,006
50,000	Reedy Creek, FL Improvement District[1]	5.000	10/01/2019	10/01/2015	A	50,204
10,000	St. Johns County, FL Ponte Vedra Utility System[1]	4.000	10/01/2017	10/01/2015	A	10,022
25,000	Sunrise, FL Special Tax District No. 1	4.875	10/01/2018	09/30/2015	A	25,097
310,000	Sunrise, FL Special Tax District No. 1	4.800	10/01/2017	09/30/2015	A	311,190
						6,962,926

Georgia—0.7%
100,000	Atlanta & Fulton County, GA Recreation Authority[1]	4.250	12/01/2023	12/01/2015	A	100,956
1,085,000	Atlanta, GA Tax Allocation (Eastside)	5.400	01/01/2020	09/30/2015	A	1,089,080
100,000	DeKalb County, GA Building Authority (Juvenile Justice Center Facilities)[1]	4.000	12/01/2019	12/01/2015	A	100,446
50,000	GA Main Street Natural Gas[1]	5.125	09/15/2015	09/15/2015		50,088
45,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	09/30/2015	A	45,177
65,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	09/30/2015	A	65,252
575,000	GA Private Colleges & University Authority (Mercer University)	5.000	10/01/2020	10/01/2020		659,168
280,000	GA Private Colleges & University Authority (Spelman College)	5.250	06/01/2021	09/30/2015	A	281,173
50,000	GA School Boards Association COP (DeKalb County Public Schools)[1]	5.000	12/01/2016	12/01/2015	A	50,587
500,000	Gilmer County, GA GO1	5.000	04/01/2020	04/01/2017	A	535,235
5,000	Gwinett County, GA Hospital Authority	4.500	10/01/2024	09/30/2015	A	5,017
850,000	Houston County, GA Hospital Authority (Houston Heart Institute)[1]	5.250	10/01/2016	10/01/2016		889,856
555,000	Metropolitan Atlanta, GA Rapid Transit Authority[1]	6.250	07/01/2020	12/09/2017	B	613,353
						4,485,388

9 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois—23.4%
$8,500,000	Centerpoint, IL Intermodal Center Program	3.690%[2]		06/15/2023	12/16/2015	A	$8,498,980
1,800,000	Chicago, IL Board of Education[1]	5.000		12/01/2025	12/01/2016	A	1,820,970
500,000	Chicago, IL Board of Education	5.000		12/01/2015	09/30/2015	A	501,215
50,000	Chicago, IL Board of Education	5.000		12/01/2016	09/30/2015	A	50,151
325,000	Chicago, IL Board of Education[1]	5.000		12/01/2018	12/01/2016	A	331,055
600,000	Chicago, IL Board of Education[1]	5.000		12/01/2021	12/01/2016	A	608,232
760,000	Chicago, IL Board of Education[1]	5.000		12/01/2023	12/01/2016	A	769,500
100,000	Chicago, IL Board of Education	5.250		12/01/2018	09/30/2015	A	100,311
50,000	Chicago, IL Board of Education[1]	5.000		12/01/2016	09/30/2015	A	50,151
5,000,000	Chicago, IL Board of Education[1]	5.000		12/01/2021	12/01/2017	A	5,121,400
100,000	Chicago, IL Board of Education[1]	5.000		12/01/2022	12/01/2017	A	102,320
610,000	Chicago, IL Board of Education	5.250		12/01/2020	09/30/2015	A	611,885
555,000	Chicago, IL Board of Education	5.000		12/01/2021	09/30/2015	A	556,676
18,475,000	Chicago, IL Board of Education[1]	6.000		01/01/2020	07/28/2018	B	20,067,545
400,000	Chicago, IL Board of Education (School Reform)	2.350	[4]	12/01/2016	12/01/2016		379,672
130,000	Chicago, IL Board of Education (School Reform)	2.165	[4]	12/01/2015	12/01/2015		129,290
80,000	Chicago, IL Building Acquisition COP	5.400		01/01/2019	09/30/2015	A	80,316
1,230,000	Chicago, IL Building Acquisition COP	5.400		01/01/2018	09/30/2015	A	1,234,957
100,000	Chicago, IL GO	5.000		01/01/2020	09/30/2015	A	100,385
11,835,000	Chicago, IL GO	5.000		01/01/2019	09/30/2015	A	11,866,363
5,000	Chicago, IL GO1	4.250		01/01/2025	12/31/2015	A	5,000
195,000	Chicago, IL GO	5.000		01/01/2021	09/30/2015	A	195,751
275,000	Chicago, IL GO1	5.250		01/01/2024	01/01/2018	A	283,995
25,000	Chicago, IL GO1	5.300	[5]	01/01/2016	01/01/2016		25,235
200,000	Chicago, IL GO1	5.000		01/01/2018	09/30/2015	A	200,770
1,105,000	Chicago, IL GO1	5.000		01/01/2018	01/01/2017	A	1,120,293
1,515,000	Chicago, IL GO1	5.000		01/01/2026	09/30/2015	A	1,531,574
1,000,000	Chicago, IL GO1	5.000		01/01/2022	01/01/2018	A	1,027,180
295,000	Chicago, IL GO1	5.000		01/01/2023	01/01/2016	A	297,558
300,000	Chicago, IL GO1	5.000		01/01/2022	09/30/2015	A	303,282
125,000	Chicago, IL GO1	5.000		01/01/2024	09/30/2015	A	126,367
1,950,000	Chicago, IL GO1	5.000		01/01/2025	09/30/2015	A	1,971,333
4,925,000	Chicago, IL GO1	5.000		01/01/2021	09/30/2015	A	4,978,879
25,000	Chicago, IL GO1	5.000		01/01/2020	09/30/2015	A	25,273
250,000	Chicago, IL GO	5.000		01/01/2026	09/30/2015	A	250,985
4,075,000	Chicago, IL GO1	5.000		01/01/2024	01/01/2016	A	4,110,452
2,000,000	Chicago, IL GO1	5.000		12/01/2024	11/26/2021	B	1,996,480
100,000	Chicago, IL GO1	5.000		12/01/2021	12/01/2016	A	100,338
100,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2020	01/01/2017	A	105,256
150,000	Chicago, IL Sales Tax[1]	5.000		01/01/2024	09/30/2015	A	152,476
170,000	Chicago, IL Sales Tax[1]	5.000		01/01/2022	09/30/2015	A	172,807
100,000	Chicago, IL Sales Tax[1]	5.000		01/01/2019	09/30/2015	A	101,651
145,000	Chicago, IL State University (Auxiliary Facilities System)	5.000		12/01/2018	09/30/2015	A	145,647
250,000	Chicago, IL Transit Authority Capital Grant Receipts[1]	5.000		06/01/2016	06/01/2016		257,497

10 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois (Continued)
$250,000	Chicago, IL Waterworks[1]	5.000%		11/01/2024	11/01/2016	A	$260,090
190,000	Chicago, IL Waterworks[1]	5.000		11/01/2023	11/01/2016	A	197,894
975,000	Cook County, IL GO1	5.000		11/15/2026	05/15/2016	A	998,078
4,350,000	Cook County, IL GO1	5.000		11/15/2019	05/15/2016	A	4,468,886
155,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250		12/01/2022	12/01/2022		154,417
10,000	Eastern Illinois University (Auxiliary Facilities System)	3.850		04/01/2017	09/30/2015	A	10,025
25,000	Forest Park, IL GO1	4.850		12/01/2016	09/30/2015	A	25,099
885,000	Grundy & Kendall Counties, IL Consolidated School District No. 60-c1	4.200		02/01/2024	02/01/2016	A	893,478
500,000	Grundy & Kendall Counties, IL Consolidated School District No. 60-c1	4.250		02/01/2026	02/01/2016	A	504,475
50,000	IL Civic Center	5.500		12/15/2015	09/30/2015	A	50,227
325,000	IL Civic Center	5.000		12/15/2015	09/30/2015	A	326,336
365,000	IL Civic Center[1]	6.250		12/15/2020	08/21/2018	B	403,369
15,000	IL COP	6.375		07/01/2017	09/30/2015	A	15,039
5,000	IL COP	5.800		07/01/2017	09/30/2015	A	5,011
17,050,000	IL Finance Authority (Centegra Health System) SPEARS[1]	0.320	[2]	09/01/2038	09/07/2015	A	17,050,000
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2021	07/01/2021		1,711,079
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2023	07/01/2023		1,117,210
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000		07/01/2022	07/01/2022		1,111,620
30,000	IL GO	5.000		06/01/2019	09/30/2015	A	30,109
70,000	IL GO1	5.000		09/01/2023	09/30/2015	A	70,084
150,000	IL GO	5.000		04/01/2021	09/30/2015	A	150,489
65,000	IL GO	5.000		10/01/2016	09/30/2015	A	65,206
1,150,000	IL GO	5.000		03/01/2019	09/30/2015	A	1,153,634
145,000	IL GO	5.000		03/01/2022	09/30/2015	A	145,458
4,200,000	IL GO	5.000		10/01/2017	09/30/2015	A	4,213,272
75,000	IL GO	5.250		10/01/2015	10/01/2015		75,304
30,000	IL GO	5.000		03/01/2018	09/30/2015	A	30,095
25,000	IL GO	5.000		10/01/2018	09/30/2015	A	25,079
555,000	IL GO	5.000		10/01/2019	09/30/2015	A	556,809
25,000	IL GO	5.000		09/01/2019	09/30/2015	A	25,079
260,000	IL GO	5.000		11/01/2023	09/30/2015	A	260,848
4,000,000	IL GO1	5.000		11/01/2026	09/30/2015	A	4,013,040
50,000	IL GO1	5.000		09/01/2026	09/30/2015	A	50,181
13,330,000	IL GO SPEARS[1]	0.320	[2]	07/01/2031	09/07/2015	A	13,330,000
20,000	IL Health Facilities Authority (Michael Reese Hospital & Medical Center)[1]	7.600		02/15/2019	10/31/2015	A	22,478
35,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	3.625		08/01/2016	08/01/2016		35,665
150,000	IL Medical District COP[1]	5.000		06/01/2022	09/30/2015	A	150,180
2,795,000	IL Regional Transportation Authority[1]	5.000		07/01/2022	07/01/2016	A	2,898,946
540,000	Kane & DeKalb Counties, IL Community Unit School District No. 302[1]	5.500		02/01/2024	02/01/2016	A	551,448

11 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois (Continued)
$630,000	Kankakee & Will Counties, IL Community Unit School District No. 5[1]	4.125%		12/01/2026	06/01/2017	A	$649,864
580,000	Kankakee & Will Counties, IL Community Unit School District No. 5[1]	4.125		12/01/2024	06/01/2017	A	600,416
4,000,000	Kendall County, IL Forest Preserve District[1]	5.250		01/01/2023	01/01/2018	A	4,334,920
10,000,000	Kendall Kane & Will Counties, IL Community Unit School District No. 308[1]	5.000		02/01/2026	02/01/2017	A	10,531,400
230,000	La Salle & DeKalb Counties, IL Community Unit School District No. 1[1]	4.100		12/30/2017	04/03/2017	B	239,715
45,000	Lake County, IL School District No. 38 (Big Hallow)	3.500	[4]	02/01/2017	02/01/2017		44,027
500,000	Lansing, IL GO1	4.000		03/01/2018	03/01/2018		532,560
1,000,000	Lemont, IL GO	4.850		12/01/2016	09/30/2015	A	1,003,780
310,000	Matteson, IL Waterworks[1]	4.000		12/01/2019	09/30/2015	A	310,124
100,000	Ogle Lee & De Kalb Counties, IL Townships High School District No. 212[1]	5.000		12/01/2020	12/01/2015	A	101,159
225,000	Riverdale, IL GO1	4.500		01/01/2017	09/30/2015	A	225,531
150,000	Riverdale, IL GO1	4.800		01/01/2023	09/30/2015	A	150,183
605,000	Saint Clair County, IL School District No. 189 East Saint Louis	3.000		01/01/2016	01/01/2016		602,132
300,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100		01/01/2020	01/01/2020		288,162
100,000	Southwestern IL Devel. Authority (Belleville Township)[1]	4.000		10/01/2018	10/01/2015	A	100,222
280,000	Southwestern, IL Devel. Authority (Granite City)[1]	5.250		03/01/2023	11/12/2016	A	291,572
2,110,000	University of Illinois Board of Trustees COP[1]	5.250		10/01/2022	10/01/2017	A	2,293,929
370,000	University Park IL (Village of University Park Illinois)	4.100		12/01/2017	09/30/2015	A	371,103
385,000	University Park IL (Village of University Park Illinois)	4.200		12/01/2018	09/30/2015	A	386,182
280,000	University Park IL (Village of University Park Illinois)[1]	4.250		12/01/2017	09/30/2015	A	280,588
70,000	University Park IL (Village of University Park Illinois)[1]	4.250		12/01/2018	09/30/2015	A	70,130
355,000	Wheaton, IL Park District[1]	4.250		12/30/2025	12/30/2015	A	357,627
350,000	Will & Kendall Counties, IL Community Consolidated School District No. 202[1]	4.250		01/01/2019	07/01/2016	A	360,553
							153,749,069

Indiana—1.0%
20,000	Ball, IN State University (Hsg. & Dining System)[1]	5.000		07/01/2016	01/01/2016	A	20,318
890,000	Gary Chicago, IN International Airport Authority[1]	5.500		02/01/2025	02/01/2019	A	952,220
1,250,000	Hammond, IN Local Public Improvement District	3.250		05/01/2016	09/30/2015	A	1,250,162

12 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Indiana (Continued)
$1,000,000	Hammond, IN Local Public Improvement District[1]	5.000%		02/01/2024	02/01/2018	A	$1,040,090
75,000	IN Municipal Power Agency[1]	5.500		01/01/2016	01/01/2016		76,275
3,000,000	Indiana, IN Bond Bank Special Program Floaters	0.370	[2]	04/15/2018	09/07/2015	A	3,000,000
5,000	Rushville, IN Sewer[1]	5.700		01/01/2016	09/30/2015	A	5,024
							6,344,089

Iowa—0.0%
100,000	Coralville, IA GO1	3.250		05/01/2016	05/01/2016		101,242
15,000	IA HFA (Multifamily Hsg.)[1]	6.000		04/01/2021	10/01/2015	A	15,039
130,000	Keokuk, IA Hospital Facility (Keokuk Area Hospital)[1]	5.250		12/01/2021	09/30/2015	A	130,455
							246,736

Kansas—0.0%
35,000	Johnson County, KS GO	4.000		09/01/2017	09/30/2015	A	35,108

Kentucky—0.8%
4,500,000	KY Municipal Power Agency[1]	5.000		09/01/2025	09/01/2025		5,242,950
100,000	Murray, KY Electric Plant Board[1]	4.250		12/01/2023	12/01/2015	A	101,027
							5,343,977

Louisiana—0.6%
1,000,000	LA Public Facilities Authority (Nineteenth Judicial District Court)[1]	4.500		06/01/2021	06/01/2017	A	1,068,300
3,000,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000		05/15/2024	09/30/2015	A	3,005,940
							4,074,240

Maryland—0.2%
105,000	Anne Arundel County, MD GO	5.000		03/01/2016	09/30/2015	A	105,434
1,130,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.400		07/01/2021	09/30/2015	A	1,132,283
50,000	MD Dept. of Transportation[1]	4.000		09/01/2015	09/01/2015		50,000
25,000	MD EDC Student Hsg. (University of Maryland College Park)[1]	5.000		06/01/2017	06/01/2016	A	25,881
100,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	4.050		07/01/2016	09/30/2015	A	100,552
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)	4.250		06/30/2019	09/30/2015	A	50,163
							1,464,313

Massachusetts—1.6%
10,000	Clinton, MA GO	4.750		03/15/2017	09/30/2015	A	10,038
15,000	Clinton, MA GO	4.750		03/15/2016	09/30/2015	A	15,059
25,000	Foxborough, MA GO1	4.000		06/15/2022	09/30/2015	A	25,076
790,000	MA Bay Transportation Authority[1]	6.200		03/01/2016	03/01/2016		804,994
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000		04/01/2018	04/01/2018		267,972
32,459	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2018	05/03/2018	B	32,372

13 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$2,000,000	MA GO1	0.470%[2]		09/01/2015	09/01/2015		$2,000,000
190,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)[1]	4.750		07/01/2022	09/30/2015	A	190,376
180,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000		07/01/2033	09/30/2015	A	180,508
40,000	MA Ralph C. Mahar Regional School District[1]	4.000		08/01/2019	09/30/2015	A	40,523
50,000	MA Ralph C. Mahar Regional School District[1]	4.000		08/01/2018	09/30/2015	A	50,654
4,000,000	MA School Building Authority[1]	5.000		08/15/2025	08/15/2022	A	4,726,160
1,750,000	MA Special Obligation[1,6]	1.858		01/01/2018	01/01/2016	A	1,753,413
100,000	MA Special Obligation (Consolidated Loan)[1,6]	2.744		06/01/2017	09/01/2015	A	101,541
20,000	Revere, MA GO1	4.000		06/15/2016	09/30/2015	A	20,059
							10,218,745

Michigan—9.3%
400,000	Allen Park, MI GO1	4.000		04/01/2020	09/30/2015	A	400,840
400,000	Charyl Stockwell Academy, MI Public School Academy[1]	4.875		10/01/2023	06/29/2020	B	398,400
455,000	Clare, MI Public Schools[1]	4.000		05/01/2021	05/01/2016	A	462,166
4,000,000	Detroit, MI City School District Floaters	0.270	[2]	05/01/2032	09/07/2015	A	4,000,000
345,000	Detroit, MI Downtown Devel. Authority	4.828	[4]	07/01/2016	07/01/2016		329,547
2,325	Detroit, MI GO1	4.000		04/01/2017	04/01/2017		2,292
9,300	Detroit, MI GO1	5.250		04/01/2017	09/30/2015	A	9,315
2,325	Detroit, MI GO1	5.250		04/01/2019	04/01/2016	A	2,359
674,250	Detroit, MI GO1	5.250		04/01/2016	09/30/2015	A	675,625
69,750	Detroit, MI GO1	5.000		04/01/2017	09/30/2015	A	69,896
4,650	Detroit, MI GO1	5.000		04/01/2016	09/30/2015	A	4,661
31,000	Detroit, MI GO1	5.250		04/01/2019	09/30/2015	A	31,007
869,550	Detroit, MI GO1	5.000		04/01/2020	10/01/2015	A	869,507
50,000	Detroit, MI Sewer Disposal System	5.750	[4]	07/01/2018	07/01/2018		45,089
25,000	Detroit, MI Sewer Disposal System[1]	5.500		07/01/2016	07/01/2016		25,963
110,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2022	07/01/2016	A	112,544
515,000	Detroit, MI Sewer Disposal System[1]	5.500		07/01/2017	07/01/2017		555,906
100,000	Detroit, MI Sewer Disposal System[1]	5.250		07/01/2016	07/01/2016		103,645
3,860,000	Detroit, MI Sewer Disposal System[1]	0.920	[2]	07/01/2029	09/07/2015	A	3,860,000
50,000	Detroit, MI Sewer Disposal System[1]	5.250		07/01/2019	07/01/2017	A	52,900
50,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2017	07/01/2016	A	51,655
435,000	Detroit, MI Water Supply System[1]	5.000		07/01/2022	07/01/2016	A	445,062
50,000	Detroit, MI Water Supply System[1]	4.800		07/01/2018	07/01/2018		54,574
530,000	Detroit, MI Water Supply System[1]	5.000		07/01/2026	07/01/2016	A	540,621
20,000	Detroit, MI Water Supply System[1]	5.000		07/01/2024	07/01/2016	A	20,431
600,000	Detroit, MI Water Supply System[1]	5.000		07/01/2025	07/01/2016	A	612,024
650,000	Detroit, MI Water Supply System[1]	5.000		07/01/2019	09/30/2015	A	656,442
1,000,000	Detroit, MI Water Supply System[1]	5.000		07/01/2018	07/01/2016	A	1,028,690
850,000	Fitzgerald, MI Public School District[1]	4.000		05/01/2021	05/01/2016	A	852,057
100,000	Highland Park, MI Building Authority[1]	7.750		05/01/2018	06/27/2017	B	105,360
4,740,450	MI Finance Authority (City of Detroit)[1]	5.000		04/01/2020	09/30/2015	A	4,740,213

14 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$380,250	MI Finance Authority (City of Detroit)[1]	5.000%	04/01/2017	09/30/2015	A	$381,049
12,675	MI Finance Authority (City of Detroit)[1]	4.000	04/01/2017	04/01/2017		12,494
3,675,750	MI Finance Authority (City of Detroit)[1]	5.250	04/01/2016	09/30/2015	A	3,683,249
25,350	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2016	09/30/2015	A	25,407
12,675	MI Finance Authority (City of Detroit)[1]	5.250	04/01/2019	04/01/2016	A	12,859
2,300,000	MI Finance Authority (Detroit School District)[1]	4.750	06/01/2016	06/01/2016		2,326,634
7,000,000	MI Finance Authority (Detroit School District)[1]	5.500	06/01/2021	12/25/2019	B	7,598,850
3,325,000	MI Finance Authority (Detroit School District)[1]	5.000	06/01/2016	06/01/2016		3,415,440
169,000	MI Finance Authority (Detroit)[1]	5.000	04/01/2018	04/01/2016	A	171,398
30,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)[1]	5.500	01/15/2018	09/30/2015	A	30,091
1,305,000	MI Hsg. Devel. Authority, Series A1	4.750	10/01/2019	07/23/2017	A	1,394,797
340,000	Van Buren, MI Charter Township Local Devel. Finance Authority	5.000	04/01/2021	09/30/2015	A	341,326
155,000	Wayne County, MI Building Authority	5.250	06/01/2016	09/30/2015	A	155,601
1,115,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	11/01/2015	A	1,119,728
290,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2015	11/01/2015		291,737
13,500,000	Wayne, MI Charter County Airport (Hotel-Detroit Metropolitan Airport)[1]	5.250	12/01/2025	09/30/2015	A	13,558,320
5,000,000	Wayne, MI Charter County Airport (Hotel-Detroit Metropolitan Airport)[1]	5.000	12/01/2021	09/30/2015	A	5,032,900
375,000	Wayne, MI GO1	4.400	10/01/2021	10/01/2015	A	375,840
						61,046,511

Minnesota—0.6%
1,850,000	Edina, MN Multifamily Hsg. (Yorktown Continental)[1]	2.250	06/01/2016	12/01/2015	A	1,850,074
355,000	Minneapolis, MN Multifamily Hsg.[1]	3.000	01/01/2018	07/01/2016	A	355,224
1,055,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)[1]	5.000	12/01/2018	07/11/2017	B	1,132,426
305,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2016	03/01/2016		308,346
205,000	Woodbury, MN Charter School (MSA Building Company)[1]	3.650	12/01/2020	12/01/2020		210,760
100,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.900	12/01/2017	12/01/2017		100,956
180,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.650	12/01/2016	12/01/2016		181,012
						4,138,798

Mississippi—0.5%
1,895,000	MS Devel. Bank (Biloxi)	4.500	11/01/2019	11/01/2016	A	1,973,718
800,000	MS Devel. Bank (Jackson Water & Sewer System)[1]	5.250	12/01/2022	12/01/2022		961,712

15 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Mississippi (Continued)
$170,000	Parkway East, MS Public Improvement District[1]	4.250%	05/01/2020	05/01/2016	A	$170,342
						3,105,772

Missouri—0.7%
525,000	Brentwood, MO Tax Increment (Hanley Stadium Redevel.)[1]	3.200	11/01/2021	02/24/2018	B	519,346
2,585,000	MO Devel. Finance Board (Branson Landing)[1]	6.000	06/01/2020	09/16/2018	B	2,830,316
70,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	09/30/2015	A	70,316
10,000	MO Environmental Improvement & Energy Resources Authority[1]	7.200	07/01/2016	09/30/2015	A	10,140
40,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	09/30/2015	A	40,163
25,000	MO Environmental Improvement & Energy Resources Authority	5.375	01/01/2017	09/30/2015	A	25,110
245,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	09/30/2015	A	246,080
75,000	O’Fallon, MO GO	4.375	03/01/2017	09/30/2015	A	75,259
500,000	St. Louis, MO GO	5.000	02/15/2017	09/30/2015	A	502,035
240,000	Union, MO R-XI School District COP[1]	4.500	03/01/2017	09/30/2015	A	240,502
240,000	Union, MO R-XI School District COP	4.400	03/01/2016	09/30/2015	A	240,593
						4,799,860

Nebraska—0.0%
50,000	Lincoln, NE (Antelope Valley)	5.000	09/15/2016	09/30/2015	A	50,204
Nevada—0.9%
250,000	Clark County, NV School District[1]	5.000	06/15/2016	12/15/2015	A	253,523
1,045,000	North Las Vegas, NV GO1	5.000	05/01/2021	05/01/2016	A	1,054,948
1,500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,518,345
1,000,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	1,012,850
1,105,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2021	10/01/2016	A	1,122,028
650,000	Reno, NV Hospital (Renown Regional Medial Center/Renown Network Services Obligated Group)[1]	5.500	06/01/2023	06/01/2018	A	715,533
10,000	Reno, NV Redevel. Agency (Downtown Redevel.)[3]	5.000	09/01/2017	09/19/2015	A	10,021
						5,687,248

New Jersey—2.7%
600,000	Atlantic City, NJ GO1	5.500	02/15/2017	02/15/2017		620,004
2,525,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2019	09/30/2015	A	2,584,161
1,500,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2024	01/01/2016	A	1,534,695
145,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2019	09/30/2015	A	145,500

16 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New Jersey (Continued)
$155,000	Casino Reinvestment Devel. Authority of NJ	5.125%		01/01/2017	09/30/2015	A	$158,629
260,000	Gloucester County, NJ Utilities Authority[1]	4.250		01/01/2021	09/30/2015	A	260,694
375,000	Hudson County, NJ Improvement Authority (Weehawkeip-Baldwin Avenue)	4.125		07/01/2016	09/30/2015	A	376,031
100,000	Jefferson City, NJ GO1	4.250		08/01/2016	08/01/2016		103,367
20,000	Lindenwold, NJ GO	4.050		12/01/2016	09/30/2015	A	20,064
150,000	Lyndhurst, NJ GO	4.700		05/01/2017	09/30/2015	A	150,564
15,000	Lyndhurst, NJ GO	4.700		05/01/2016	09/30/2015	A	15,058
915,000	Montville Township, NJ School District[1]	4.000		02/01/2022	02/01/2016	A	924,205
700,000	Neptune City, NJ School District[1]	4.200		07/15/2026	07/15/2016	A	713,118
645,000	Neptune City, NJ School District[1]	4.125		07/15/2024	07/15/2016	A	657,894
325,000	Newark, NJ GO1	5.000		07/15/2017	07/15/2017		342,982
330,000	Newark, NJ GO1	5.000		07/15/2018	07/15/2018		354,450
335,000	Newark, NJ GO1	5.000		07/15/2019	07/15/2019		362,755
500,000	Newark, NJ GO1	5.000		07/15/2017	07/15/2017		527,665
500,000	Newark, NJ GO1	5.000		07/15/2019	07/15/2019		541,425
315,000	Newark, NJ GO1	5.000		07/15/2016	07/15/2016		324,255
500,000	Newark, NJ GO1	5.000		07/15/2018	07/15/2018		537,045
75,000	NJ EDA[1]	5.000		06/15/2016	06/15/2016		77,110
10,000	NJ EDA (Motor Vehicle Surcharges)[1]	4.500		07/01/2024	09/30/2015	A	10,035
15,000	NJ EDA (Municipal Loan Pool)	4.625		11/15/2020	09/30/2015	A	15,054
10,000	NJ EDA (Municipal Loan Pool)[1]	4.300		11/15/2016	09/30/2015	A	10,035
2,000,000	NJ EDA (School Facilities Construction)[1]	5.000		03/01/2023	03/01/2023		2,113,280
250,000	NJ EDA (School Facilities Construction)[1]	2.032	[2]	02/01/2018	10/01/2015	A	256,765
1,000,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000		06/15/2026	06/15/2024	A	1,057,750
200,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000		09/01/2016	09/30/2015	A	200,810
95,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000		09/01/2019	09/30/2015	A	95,379
85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)[1]	6.000		12/01/2017	06/28/2017	B	92,553
10,000	NJ Health Care Facilities Financing Authority (RWJHCCH / RWJUHH Obligated Group)[1]	4.125		07/01/2020	09/30/2015	A	10,016
20,000	NJ Hsg. & Mtg. Finance Agency[1]	4.375		11/01/2019	09/30/2015	A	20,045
115,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	5.250		04/01/2016	04/01/2016		117,063
15,000	NJ Sports & Expositions Authority	4.125		09/01/2018	09/30/2015	A	15,048
50,000	NJ Sports & Expositions Authority[1]	4.000		09/01/2016	09/30/2015	A	50,162
20,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	09/21/2025	B	19,324
1,370,000	NJ Transportation Trust Fund Authority[1]	5.250		12/15/2023	12/15/2023		1,537,359
200,000	NJ Transportation Trust Fund Authority[1]	5.500		12/15/2017	12/15/2017		217,128

17 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$405,000	NJ Transportation Trust Fund Authority[1]	5.500%	12/15/2016	12/15/2016		$426,874
15,000	North Bergen Township, NJ Board of Education COP[1]	4.000	12/15/2020	12/15/2015	A	15,057
25,000	Ocean County, NJ GO1	5.000	11/01/2017	11/01/2015	A	25,204
30,000	Passaic Valley, NJ Sewage Commissioners	5.000	12/01/2020	09/30/2015	A	30,114
260,000	South Jersey, NJ Port Corp.[1]	3.000	01/01/2017	01/01/2017		263,229
						17,929,955

New Mexico—0.0%
200,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000	06/01/2023	09/30/2015	A	200,576
New York—6.1%
595,000	Albany, NY IDA (Sage Colleges)[1]	5.250	04/01/2019	10/24/2017	B	591,002
2,375,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.000	04/01/2022	11/23/2019	B	2,466,604
750,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2022	08/01/2017	A	758,160
500,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750	01/01/2020	10/15/2018	B	483,120
2,250,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016	A	2,323,552
3,640,000	L.I., NY Power Authority, Series D1,6	1.521	09/01/2015	09/01/2015		3,640,000
40,000	Miller Place, NY Union Free School District	4.125	06/15/2016	09/30/2015	A	40,121
725,000	Monroe County, NY IDA (Highland Hospital of Rochester)[1]	5.000	08/01/2022	09/30/2015	A	727,487
1,500,000	NY MTA, Series O1	5.500	07/01/2017	12/19/2016	B	1,593,195
2,715,000	NY Triborough Bridge & Tunnel Authority[1]	5.500	01/01/2017	03/29/2016	B	2,788,712
9,070,000	NYC GO1	5.000	10/01/2022	10/01/2022		10,763,097
70,000	NYC GO1,6	2.922	08/01/2017	02/01/2016	A	70,451
6,455,000	NYC GO1	5.000	08/01/2022	08/01/2021	A	7,692,875
1,500,000	NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	08/14/2020	B	1,505,805
20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies-Brookdale Family Care Center Obligated Group)	4.000	11/15/2017	09/30/2015	A	20,061
50,000	NYS DA (Brookdale Hospital Medical Center)	5.200	02/15/2016	09/30/2015	A	50,214
745,000	NYS DA (City University)[1]	5.625	07/01/2016	07/01/2016		773,511
315,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2016	09/30/2015	A	319,879
20,000	NYS DA (Special Act School Districts)	6.000	07/01/2019	09/30/2015	A	20,094
160,000	NYS DA (Yeshiva University)[1]	5.250	07/01/2023	09/30/2015	A	160,101
120,000	NYS DA (Yeshiva University)[1]	5.250	07/01/2016	09/30/2015	A	120,145
5,000	NYS HFA (Hospital & Nursing Home)	5.150	11/01/2016	09/30/2015	A	5,021
100,000	Poughkeepsie City, NY GO1	4.000	03/15/2019	09/30/2015	A	100,191
50,000	Ramapo, NY GO	4.125	05/01/2017	09/30/2015	A	50,141
30,000	Suffolk County, NY IDA (Dowling College)[7]	6.700	12/01/2020	08/09/2018	B	24,000

18 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$20,000	West Islip, NY Union Free School Distirct[1]	4.000%		10/01/2019	10/01/2015	A	$20,057
110,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500		06/01/2021	09/30/2015	A	110,002
1,600,000	Yonkers, NY GO1	5.000		08/01/2022	10/13/2015	A	1,609,200
1,525,000	Yonkers, NY GO1	5.000		08/01/2021	10/13/2015	A	1,533,769
							40,360,567

North Carolina—0.1%
30,000	NC Capital Facilities Finance Agency (North Carolina A&T University Foundation)[1]	4.500		06/01/2020	09/30/2015	A	30,060
250,000	NC Medical Care Commission (Catholic Health East)	5.250		11/15/2022	05/15/2017	A	265,363
							295,423

North Dakota—0.3%
1,690,000	Underwood, ND Loan Anticipation[1]	1.000		09/01/2016	09/30/2015	A	1,690,068

Ohio—2.5%
400,000	Adams County-Ohio Valley, OH Local School District[1]	7.000		12/01/2015	12/01/2015		405,896
150,000	Akron, OH Sewer System[1]	5.000		12/01/2017	12/01/2017		162,327
750,000	Akron, OH Sewer System[1]	5.000		12/01/2015	12/01/2015		758,595
55,000	Beavercreek, OH Local School District[1]	6.600		12/01/2015	12/01/2015		55,770
7,875,000	Cleveland, OH Waterworks (Dept. of Public Utilities Division)[1]	5.500		01/01/2021	08/28/2018	B	8,785,665
70,000	East Liverpool, OH Hospital (East Liverpool City Hospital)[1]	5.000		10/01/2021	09/30/2015	A	70,203
275,000	Franklin County, OH (Trinity Health Corp.)[1]	5.000		06/01/2016	09/30/2015	A	276,092
45,000	Hamilton, OH Electric[1]	4.600		10/15/2020	10/15/2015	A	45,659
100,000	Hamilton, OH Electric[1]	4.300		10/15/2016	10/15/2015	A	101,469
2,000,000	Lancaster, OH Port Authority[1]	0.426	[2]	08/01/2016	10/01/2015	A	1,999,360
3,080,000	Lancaster, OH Port Authority[1]	0.326	[2]	02/01/2016	10/01/2015	A	3,077,259
300,000	Mount Gilead, OH Exempted Village School District (School Facilities Cronstruction & Improvement)[1]	4.250		12/01/2017	12/01/2015	A	303,114
210,000	Solon, OH School District[1]	5.500		12/01/2016	06/08/2016	B	213,855
							16,255,264

Oklahoma—0.5%
50,000	McAlester, OK Public Works Authority[1]	4.900		02/01/2020	02/01/2016	A	50,972
2,490,000	OK Devel. Finance Authority (Haverland Carter Lifestyle Group/La Vida Llena/Sommerset Neighborhood Obligated Group)[1]	5.000		07/01/2025	09/22/2022	B	2,709,718
225,000	Tulsa, OK Industrial Authority (University of Tulsa)[1,3]	6.000		10/01/2016	04/06/2016	B	228,881
							2,989,571

19 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon—0.7%
$20,000	Hillsboro, OR Hospital Facilities Auth (Tuality Healthcare)[1]	5.000%	10/01/2017	09/28/2015	A	$20,073
5,000	Mount Hood, OR Community College District	4.900	07/15/2016	09/30/2015	A	5,020
2,750,000	Portland, OR Sewer System[1]	5.000	08/01/2018	10/01/2015	A	2,816,220
1,500,000	Tri-County, OR Metopolitan Transportation District	3.000	11/01/2016	09/30/2015	A	1,503,435
15,000	Umatilla County, OR Hospital Finance Authority (Catholic Health Initiatives)	5.000	05/01/2022	09/30/2015	A	15,059
15,000	Umatilla County, OR Hospital Finance Authority (Catholic Health Initiatives)[1]	5.500	03/01/2022	09/30/2015	A	15,064
100,000	Umatilla County, OR School District No. 61 (Stanfield)[1]	3.950	06/15/2018	09/30/2015	A	100,240
						4,475,111

Other Territory—0.1%
870,496	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		901,799

Pennsylvania—6.0%
250,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500	11/01/2016	11/01/2016		254,417
930,000	Allegheny County, PA Sanitary Authority[1]	5.000	12/01/2018	12/01/2015	A	941,299
1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2020	12/01/2015	A	1,008,710
170,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)[1]	5.250	06/01/2017	12/05/2016	B	178,524
1,000,000	Harrisburg, PA Water System[1]	5.000	07/15/2020	09/30/2015	A	1,003,130
2,205,000	Harrisburg, PA Water System[1]	5.000	07/15/2018	09/30/2015	A	2,212,299
365,000	Hazleton, PA GO1	4.100	12/01/2019	09/30/2015	A	365,967
355,000	Hazleton, PA GO1	4.050	12/01/2018	09/30/2015	A	355,976
345,000	Hazleton, PA GO1	4.000	12/01/2017	09/30/2015	A	346,000
200,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)	3.750	04/01/2017	04/01/2017		203,246
325,000	Langhorne Manor Boro, PA Higher Education Authority (WR/WSF/WS Obligated Group)[1]	2.000	11/15/2015	11/15/2015		325,969
145,000	Lehigh County, PA GPA (Cedar Crest College)[1]	5.000	04/01/2026	04/01/2016	A	148,770
315,000	Lehigh County, PA GPA (Cedar Crest College)[1]	5.000	04/01/2026	04/01/2016	A	323,190
2,075,000	Luzerne County, PA GO1	5.000	05/15/2022	05/15/2022		2,356,100
2,260,000	Luzerne County, PA GO1	5.000	05/15/2023	05/15/2023		2,584,378
2,000,000	Luzerne County, PA GO1	7.000	11/01/2018	06/23/2017	B	2,190,500
2,795,000	Luzerne County, PA GO1	5.000	11/15/2023	11/15/2023		3,203,489
2,925,000	Mechanicsburg, PA Area School District[1]	3.450	08/15/2022	09/30/2015	A	2,927,867
150,000	Montgomery County, PA IDA (Haverford School)	4.000	03/15/2023	09/30/2015	A	150,443
100,000	North Pocono, PA School District[1]	4.125	09/15/2022	09/16/2015	A	100,167

20 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$15,525,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000%	06/01/2026	12/01/2016	A	$16,304,200
140,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	4.000	04/01/2017	10/04/2016	B	141,023
730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.250	06/15/2023	02/27/2021	B	803,029
50,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority[1]	4.050	02/15/2018	09/30/2015	A	50,101
25,000	Scranton, PA GO1	3.700	09/01/2015	09/01/2015		25,000
25,000	Sellersville, PA GO	4.200	05/15/2016	09/30/2015	A	25,083
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000	11/15/2021	05/15/2020	A	575,865
255,000	Susquehanna, PA Area Regional Airport Authority	3.000	01/01/2017	07/05/2016	B	259,585
						39,364,327

Rhode Island—1.3%
10,000	RI Clean Water Finance Agency	4.500	10/01/2022	09/30/2015	A	10,036
15,000	RI Clean Water Protection Finance Agency	5.000	10/01/2015	09/30/2015	A	15,062
100,000	RI Clean Water Protection Finance Agency	5.500	10/01/2018	09/30/2015	A	100,450
5,000	RI Clean Water Protection Finance Agency	5.000	10/01/2018	09/30/2015	A	5,020
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)	5.000	11/01/2019	09/30/2015	A	50,204
40,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	09/30/2015	A	40,177
1,400,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	1,430,030
3,670,000	RI State & Providence Plantations[1]	5.000	08/01/2018	08/28/2015	A	3,670,000
3,130,000	RI State & Providence Plantations[1]	5.000	08/01/2018	09/30/2015	A	3,142,864
20,000	Woonsocket, RI Hsg. Authority	4.500	09/01/2017	09/30/2015	A	20,271
						8,484,114

South Carolina—0.1%
10,000	Myrtle Beach, SC Public Facilities Corp. COP (Myrtle Beach Stadium)	5.000	07/01/2018	09/30/2015	A	10,039
885,000	SC Transportation Infrastructure[1]	5.000	10/01/2021	10/01/2015	A	888,628
						898,667

South Dakota—0.0%
245,000	Minnehaha County, SD1	4.000	12/01/2017	12/01/2015	A	247,163

Tennessee—0.2%
675,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000	12/15/2017	12/15/2017		724,937
125,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000	12/15/2016	12/15/2016		131,087

21 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Tennessee (Continued)
$10,000	Tipton County, TN Elementary School	4.300%	04/01/2019	09/30/2015	A	$10,033
175,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2017	02/01/2017		183,526
200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2018	09/01/2018		220,866
60,000	TN Energy Acquisition Gas Corp.[1]	5.000	09/01/2015	09/01/2015		60,000
200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2019	09/01/2019		224,294
						1,554,743

Texas—4.5%
75,000	Beford, TX GO	5.000	02/01/2018	09/30/2015	A	75,305
100,000	Bowie County, TX (Pass-Through Toll)[1]	4.000	08/01/2017	08/01/2016	A	103,254
10,000	Brazoria County, TX Municipal Utility District No. 26[1]	4.125	09/01/2018	09/30/2015	A	10,016
10,000	Brazoria-Fort Bend County, TX Municipal Utility District No. 1	4.100	09/01/2015	09/01/2015		10,000
145,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)[1]	7.750	02/15/2018	03/06/2017	B	152,260
675,000	El Paso County, TX Hospital District COP[1]	5.000	08/15/2025	08/15/2023	A	766,915
4,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	4,419,240
100,000	Galveston County, TX Water Control & Improvement District No. 1	4.000	03/01/2016	09/30/2015	A	100,328
500,000	Harris County, TX Municipal Utility District No. 248[1]	4.500	09/01/2026	09/30/2015	A	501,155
20,000	Lower Valley, TX Water Distrit[1]	5.000	09/15/2018	09/30/2015	A	20,081
275,000	Maverick County, TX GO COP[1]	5.000	03/01/2020	09/30/2015	A	275,946
175,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.000	09/15/2018	09/15/2018		185,101
25,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.000	09/15/2017	09/15/2017		26,133
185,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250	08/15/2021	08/15/2016	A	200,855
35,000	North East TX Hospital Authority (Northeast Medical Center Hospital)	5.625	05/15/2022	09/30/2015	A	35,134
320,000	Northwest Harris County, TX Municipal Utility District No. 22	5.700	04/01/2017	09/30/2015	A	321,488
50,000	Nueces River, TX Authority (Corpus Christi Lake Texana)[1]	5.000	07/15/2021	10/20/2015	A	50,333
15,000	Pharr, TX GO1	4.125	08/15/2021	09/30/2015	A	15,038
170,000	Red River, TX Health Facilities Devel. Corp. (Witchita Falls Retirement Foundation)	4.700	01/01/2022	03/11/2019	B	178,376
5,000	TX Lower Colorado River Authority	5.250	05/15/2021	09/30/2015	A	5,020
5,000	TX Lower Colorado River Authority	5.500	05/15/2019	09/30/2015	A	5,022
5,000	TX Lower Colorado River Authority[1]	5.375	05/15/2020	09/30/2015	A	5,021
11,525,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625	12/15/2017	12/30/2016	B	12,215,117

22 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas (Continued)
$155,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)[1]	5.350%		12/01/2017	12/14/2016	B	$164,391
10,000,000	TX Transportation Commission	0.250	[2]	04/01/2026	09/07/2015	A	10,000,000
							29,841,529

Vermont—0.2%
390,000	Burlington, VT GO	5.000		11/01/2018	11/01/2018		423,626
200,000	Burlington, VT GO	5.000		11/01/2021	11/01/2021		222,692
350,000	Burlington, VT GO	5.000		11/01/2016	11/01/2016		364,756
370,000	Burlington, VT GO	5.000		11/01/2017	11/01/2017		393,976
							1,405,050

Virginia—0.1%
50,000	Bedford, VA Electric System[1]	3.900		06/01/2018	09/30/2015	A	50,114
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000		01/01/2019	01/01/2019		424,920
50,000	New Kent County, VA Economic Devel. Authority[1]	5.000		02/01/2024	02/01/2017	A	53,144
75,000	Richmond, VA GO1	5.000		07/15/2018	09/30/2015	A	75,308
20,000	Virginia Beach, VA Devel. Authority (Virginia Beach General Hospital)[1]	5.125		02/15/2018	02/27/2017	B	20,977
							624,463

Washington—1.2%
580,000	Cowlitz County, WA Sewer (Seattle- Northwest Securities Corp.)[1]	5.500		11/01/2016	05/07/2016	B	594,367
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	09/30/2015	A	25,002
3,205,000	WA GO1	5.000		07/01/2023	07/01/2023		3,866,672
3,550,000	WA Health Care Facilities Authority (Group Health Cooperative)[1]	4.500		12/01/2026	12/01/2016	A	3,659,376
							8,145,417

Wisconsin—0.2%
100,000	Appleton, WI Storm Water System[1]	4.250		04/01/2018	04/01/2016	A	102,164
250,000	Kronenwetter, WI GO1	4.000		03/01/2017	03/01/2016	A	254,188
20,000	Milwaukee County, WI GO1	5.000		10/01/2016	10/01/2015	A	20,079
20,000	Weston, WI Community Devel. Authority	4.650		10/01/2016	09/30/2015	A	20,056
20,000	Weston, WI Community Devel. Authority[1]	4.400		10/01/2018	09/30/2015	A	20,054
325,000	WI Public Finance Authority Charter School (Voyager Foundation)[1]	4.125		10/01/2024	09/25/2020	A	329,378
500,000	WI Public Finance Authority Senior Living (Rose Villa)[1]	3.750		11/15/2019	11/15/2015	A	501,560
							1,247,479
U.S. Possessions—5.7%
820,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	5.500		12/01/2015	12/01/2015		827,921
250,000	Guam Power Authority, Series A	5.000		10/01/2022	10/01/2022		295,542

23 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$8,450,000	Puerto Rico Commonwealth GO6	2.953%		07/01/2019	07/01/2019		$7,861,204
3,050,000	Puerto Rico Commonwealth GO6	2.644		07/01/2018	07/01/2018		2,896,402
800,000	Puerto Rico Commonwealth GO1	5.000		07/01/2023	07/01/2023		789,352
6,550,000	Puerto Rico Commonwealth GO6	2.973		07/01/2020	07/01/2020		6,019,319
190,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016		192,341
255,000	Puerto Rico Commonwealth GO	4.157	[4]	07/01/2016	07/01/2016		246,593
380,000	Puerto Rico Commonwealth GO	6.000		07/01/2016	07/01/2016		386,221
380,000	Puerto Rico Commonwealth GO1	4.500		07/01/2023	11/02/2022	B	364,477
220,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		221,269
500,000	Puerto Rico Convention Center Authority	5.000		07/01/2019	07/01/2019		478,780
10,000	Puerto Rico Electric Power Authority	3.834	[4]	07/01/2017	12/31/2016	B	9,493
60,000	Puerto Rico Electric Power Authority, Series KK	5.500		07/01/2016	07/01/2016		60,739
20,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2016	07/01/2016		20,246
1,855,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2017	07/01/2017		1,886,350
420,000	Puerto Rico Electric Power Authority, Series N	4.377	[4]	07/01/2017	12/30/2016	B	398,702
1,400,000	Puerto Rico Electric Power Authority, Series N	4.483	[4]	07/01/2017	12/30/2016	B	1,329,006
2,660,000	Puerto Rico Electric Power Authority, Series O	3.531	[4]	07/01/2017	12/31/2016	B	2,525,111
90,000	Puerto Rico Electric Power Authority, Series O	4.849	[4]	07/01/2017	12/31/2016	B	85,436
270,000	Puerto Rico Electric Power Authority, Series PP	5.000		07/01/2023	07/01/2023		246,926
100,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2016	09/30/2015	A	100,078
200,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2019	07/01/2019		189,286
455,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2023	07/01/2023		416,116
235,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2022	07/01/2022		216,191
390,000	Puerto Rico Electric Power Authority, Series UU8	1.139	[2]	07/01/2017	07/01/2017		214,013
120,000	Puerto Rico Electric Power Authority, Series ZZ8	5.000		07/01/2018	07/01/2018		70,908
40,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2020	07/01/2020		39,610
330,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2022	01/22/2021	B	313,912
50,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2019	07/01/2019		41,802
35,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2018	07/13/2017	B	34,917
245,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2016	09/30/2015	A	245,191

24 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$250,000	Puerto Rico Highway & Transportation Authority, Series E1	5.500%	07/01/2016	07/01/2016		$254,317
5,000	Puerto Rico Highway & Transportation Authority, Series G	5.250	07/01/2019	07/01/2019		3,203
670,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	09/30/2015	A	673,015
155,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/2016	07/01/2016		155,042
1,750,000	Puerto Rico Infrastructure Financing Authority, Series C	5.500	07/01/2017	07/01/2017		1,731,818
155,000	Puerto Rico ITEMECF (International American University of Puerto Rico)	5.000	10/01/2016	10/01/2016		154,843
170,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	08/01/2022		163,316
60,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	08/01/2021		59,477
120,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	08/01/2020		119,533
45,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	09/30/2015	A	45,046
455,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2020	08/01/2020		450,960
395,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2019	01/31/2016	A	394,972
360,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	09/30/2015	A	360,295
500,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	09/30/2015	A	500,750
745,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	01/31/2016	A	744,940
600,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	09/30/2015	A	600,162
25,000	Puerto Rico Municipal Finance Agency, Series B1	5.250	07/01/2018	07/01/2018		25,277
1,000,000	Puerto Rico Public Buildings Authority	5.250	07/01/2017	07/01/2017		972,200
1,000,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2024	07/01/2024		990,060
						37,422,680

Total Investments, at Value (Cost $649,510,642)—99.0%						650,574,566
Net Other Assets (Liabilities)—1.0						6,765,140
Net Assets—100.0%						$657,339,706

25 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principle payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

8. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:
A&T	Agricultural & Technical
ALIA	Alliance of Long Island Agencies
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
DRMCH	Downey Regional Medical Center Hospital
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
GO	General Obligation
GPA	General Purpose Authority
HCBS	Home and Community Based Services
H&EFA	Health and Educational Facilities Authority
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
IC	Interhealth Corporation
IDA	Industrial Devel. Agency
IMC	IHC Management Corporation
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
MSA	Math & Science Academy
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
PFA	Public Financing Authority
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services
PHS	Pinnacle Health System
PIH	Presbyterian Intercommunity Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds

26 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)
RIH	Rhode Island Hospital
RWJHCCH	RWJ Health Care Corp. at Hamilton
RWJUHH	Robert Wood Johnson University Hospital at Hamilton
SAVRS	Select Auction Variable Rate Securities
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
UMass	University of Massachusetts
WR	Woods Resources
WS	Woods Services
WSF	Woods Services Foundation
Y/S	Yucaipa/Sweetwater

27 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS August 31, 2015 Unaudited

1. Organization

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when

28 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

29 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

30 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$21,299,988	$—	$21,299,988
Arizona	—	15,716,865	—	15,716,865
Arkansas	—	35,105	—	35,105
California	—	117,363,998	—	117,363,998
Colorado	—	9,095,619	—	9,095,619
Connecticut	—	25,076	—	25,076
District of Columbia	—	950,965	—	950,965
Florida	—	6,962,926	—	6,962,926
Georgia	—	4,485,388	—	4,485,388
Illinois	—	153,749,069	—	153,749,069
Indiana	—	6,344,089	—	6,344,089
Iowa	—	246,736	—	246,736
Kansas	—	35,108	—	35,108
Kentucky	—	5,343,977	—	5,343,977
Louisiana	—	4,074,240	—	4,074,240
Maryland	—	1,464,313	—	1,464,313
Massachusetts	—	10,218,745	—	10,218,745
Michigan	—	61,046,511	—	61,046,511
Minnesota	—	4,138,798	—	4,138,798
Mississippi	—	3,105,772	—	3,105,772
Missouri	—	4,799,860	—	4,799,860
Nebraska	—	50,204	—	50,204
Nevada	—	5,687,248	—	5,687,248
New Jersey	—	17,929,955	—	17,929,955
New Mexico	—	200,576	—	200,576
New York	—	40,360,567	—	40,360,567
North Carolina	—	295,423	—	295,423
North Dakota	—	1,690,068	—	1,690,068
Ohio	—	16,255,264	—	16,255,264
Oklahoma	—	2,989,571	—	2,989,571
Oregon	—	4,475,111	—	4,475,111
Other Territory	—	901,799	—	901,799
Pennsylvania	—	39,364,327	—	39,364,327
Rhode Island	—	8,484,114	—	8,484,114
South Carolina	—	898,667	—	898,667
South Dakota	—	247,163	—	247,163
Tennessee	—	1,554,743	—	1,554,743
Texas	—	29,841,529	—	29,841,529
Vermont	—	1,405,050	—	1,405,050
Virginia	—	624,463	—	624,463
Washington	—	8,145,417	—	8,145,417
Wisconsin	—	1,247,479	—	1,247,479
U.S. Possessions	—	37,422,680	—	37,422,680

Total Assets	$—	$650,574,566	$—	$650,574,566

31 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$14,759,076

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest at period end.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $284,921, representing 0.04% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments

32 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost	$649,518,974

Gross unrealized appreciation	$4,034,363
Gross unrealized depreciation	(2,978,771)

Net unrealized appreciation	$1,055,592

33 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/12/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	10/12/2015